Expense Example - FidelityInternationalDiscoveryK6Fund-PRO - FidelityInternationalDiscoveryK6Fund-PRO - Fidelity International Discovery K6 Fund - Fidelity International Discovery K6 Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750